Property, Plant and Equipment - Summary of Movement in Property, Plant and Equipment (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, Beginning balance	R$ 2,762	R$ 3,775	R$ 3,940
Additions	77	83	120
Jaguara, Miranda and Volta Grande Plants		(876)
Disposals	(33)	(27)	(56)
Depreciation	(175)	(205)	(234)
Transfer to Held for sale	(256)
Adjustment for business combination	296
Transfers / capitalizations	(9)	12	5
Property plant and equipment, Ending balance	2,662	2,762	3,775
Investment Property Completed [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, Beginning balance	2,656	3,637	3,750
Jaguara, Miranda and Volta Grande Plants		(876)
Disposals	(11)	(10)	(43)
Depreciation	(175)	(205)	(234)
Transfer to Held for sale	(256)
Adjustment for business combination	296
Transfers / capitalizations	32	110	164
Property plant and equipment, Ending balance	2,542	2,656	3,637
Investment Property Completed [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, Beginning balance	211	279	279
Jaguara, Miranda and Volta Grande Plants		(61)
Disposals		(1)
Depreciation	(2)	(6)
Transfers / capitalizations	6
Property plant and equipment, Ending balance	215	211	279
Investment Property Completed [member] | Reservoirs Dams And Water Courses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, Beginning balance	1,234	1,761	1,830
Jaguara, Miranda and Volta Grande Plants		(441)
Disposals	(2)	(4)
Depreciation	(82)	(85)	(99)
Transfers / capitalizations		3	30
Property plant and equipment, Ending balance	1,150	1,234	1,761
Investment Property Completed [member] | Buildings Works And Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, Beginning balance	331	418	437
Jaguara, Miranda and Volta Grande Plants		(69)
Disposals			(1)
Depreciation	(19)	(20)	(23)
Transfers / capitalizations	2	2	5
Property plant and equipment, Ending balance	314	331	418
Investment Property Completed [member] | Machinery And Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, Beginning balance	874	1,172	1,192
Jaguara, Miranda and Volta Grande Plants		(305)
Disposals	(9)	(5)	(42)
Depreciation	(70)	(93)	(110)
Transfer to Held for sale	(256)
Adjustment for business combination	296
Transfers / capitalizations	19	105	132
Property plant and equipment, Ending balance	854	874	1,172
Investment Property Completed [member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, Beginning balance	3	4	8
Depreciation	(2)	(1)	(2)
Transfers / capitalizations	4		(2)
Property plant and equipment, Ending balance	5	3	4
Investment Property Completed [member] | Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, Beginning balance	3	3	4
Transfers / capitalizations	1		(1)
Property plant and equipment, Ending balance	4	3	3
Investment Property In Progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, Beginning balance	106	138	190
Additions	77	83	120
Disposals	(22)	(17)	(13)
Transfers / capitalizations	(41)	(98)	(159)
Property plant and equipment, Ending balance	R$ 120	R$ 106	R$ 138